SCHEDULE OF PRESENT VALUE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 425
2027	357
Total operating lease payments	782
Less: imputed interest	(58)
Present value of lease liabilities	$ 724